Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,762,470)	$ (7,087,938)	$ (7,391,907)	$ (3,339,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	28,211	31,717	42,634	10,001
Accretion of debt issuance costs	234,989
Accretion of debt discount	1,790,495	95,746	235,622	211,587
Share-based compensation	751,215	360,220	463,503	820,652
Loss on settlement of vendor liabilities	110,674
Gain on settlement of debt	2,079
Change in fair value of derivative liability	(1,257,716)
Derivative expense	254,470
Loss on extinguishment of debt	876,038
Changes in operating assets and liabilities:
Prepaid expenses	10,000	(10,000)	(10,000)
Inventory				21,861
Security deposit		(32,775)	(21,445)	6,000
Accounts payable and accrued expenses	489,329	368,298	834,487	(18,015)
Accrued liquidating damages		4,346,490	3,329,993
Net Cash Used In Operating Activities	(2,476,844)	(1,928,242)	(2,517,113)	(2,287,682)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment		(43,956)	(43,957)	(69,198)
Net Cash Used In Investing Activities		(43,956)	(43,957)	(69,198)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of loans		(107,415)	(107,887)	(72,573)
Net proceeds from issuance of notes	1,141,585	106,000	146,000
Repayment of notes	(100,000)
Net proceeds from issuance of preferred stock		344,248	344,250	2,743,019
Proceeds from issuance of demand loan		86,866	10,366
Proceeds from issuance of convertible note	1,066,500	50,000	550,000
Repayment of convertible notes	(477,777)	(50,000)	(50,000)
Proceeds from issuance of convertible notes - related party	555,000
Proceeds from issuance of note payable - related party	479,000	1,110,000	1,446,500
Repayment of note payable - related party	(120,000)		(1,500)
Proceeds from issuance of line of credit - related party	130,000		39,195
Repayment of line of credit	(125,324)		(24,007)
Cash paid for debt issuance costs	(151,956)		(55,982)
Net Cash Provided By Financing Activities	2,397,028	1,539,699	2,296,936	2,670,446
Net Change in Cash	(79,816)	(432,499)	(264,135)	313,566
Cash - Beginning of Period	174,494	438,629	438,629	125,063
Cash - End of Period	94,678	6,130	174,494	438,629
Cash Paid During the Year for:
Income taxes
Interest	3,534		5,738
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of vendor liabilities	353,732
Conversion of interest		108,843	108,843
Debt discount on convertible note	646,212	24,425	24,425
Debt discount on related party note payable	13,627	188,852	218,800
Debt discount on note payable	5,683
Accrued dividends	159,684	132,545	177,234
Warrants at issuance of debt	1,542,523		490,488
Liquidated damages			3,329,993
Conversion of bridge notes				$ 800,000
Reclassification of derivative liability to equity	356,288
Debt discount paid in the form of common shares	34,725
Conversion of note payable and interest into convertible notes	700,383
Conversion of note payable - related party and interest into convertible notes - related party	$ 327,893